Derivatives and Hedging - Schedule of Notional Amount and Fair Value of Outstanding Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Notional Amount and Fair Value of Outstanding Derivatives [Abstract]
Notional amount of foreign currency contracts	$ 10,921	$ 20,061
Fair value of foreign currency contracts	$ 429	$ 601